Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000254727
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity ETF
Class Name	Brown Advisory Flexible Equity ETF
Trading Symbol	BAFE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/flexible-equity-etf. You can also request this information by contacting us at 1-877-876-6383.
Additional Information Phone Number	1-877-876-6383
Additional Information Website	https://www.brownadvisory.com/etf/flexible-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Flexible Equity ETF	$26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,476,678,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,575
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,476,678	43	$3,575	6%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	2.8%
Consumer Staples	3.5%
Industrials	9.4%
Health Care	10.1%
Consumer Discretionary	11.2%
Communication Services	11.6%
Financials	23.2%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	5.8%
Microsoft	5.6%
Amazon.com	4.4%
Meta Platforms, Cl A	4.3%
Visa, Cl A	4.1%
Mastercard, Cl A	3.9%
Alphabet, Cl A	3.8%
Berkshire Hathaway, Cl B	3.7%
Alphabet, Cl C	3.6%
KKR	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-876-6383
Updated Prospectus Web Address	https://www.brownadvisory.com/etf/flexible-equity-etf
C000259983
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth ETF
Class Name	Brown Advisory Sustainable Growth ETF
Trading Symbol	BASG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-growth-etf. You can also request this information by contacting us at 1-877-876-6383.
Additional Information Phone Number	1-877-876-6383
Additional Information Website	https://www.brownadvisory.com/etf/sustainable-growth-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Growth ETF	$28	0.61%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.61%
AssetsNet	$ 423,233,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,385
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$423,233	33	$1,385	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.2%
Communication Services	3.0%
Health Care	8.1%
Consumer Discretionary	9.3%
Industrials	13.5%
Financials	15.8%
Information Technology	45.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.3%
Microsoft	7.2%
Amazon.com	6.7%
Broadcom	4.7%
Visa, Cl A	4.6%
Taiwan Semiconductor Manufacturing ADR	4.5%
Monolithic Power Systems	3.0%
Danaher	3.0%
Spotify Technology	3.0%
Intuitive Surgical	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-876-6383
Updated Prospectus Web Address	https://www.brownadvisory.com/etf/sustainable-growth-etf
C000259984
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value ETF
Class Name	Brown Advisory Sustainable Value ETF
Trading Symbol	BASV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-value-etf. You can also request this information by contacting us at 1-877-876-6383.
Additional Information Phone Number	1-877-876-6383
Additional Information Website	https://www.brownadvisory.com/etf/sustainable-value-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Value ETF	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 329,800,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 827
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$329,800	42	$827	14%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	2.8%
Utilities	2.9%
Consumer Discretionary	3.9%
Consumer Staples	4.6%
Energy	6.1%
Communication Services	6.4%
Materials	6.7%
Industrials	12.1%
Information Technology	12.3%
Financials	15.2%
Health Care	21.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Sanofi ADR	4.2%
Cardinal Health	4.2%
SLB	4.1%
CRH	3.4%
Willis Towers Watson	3.4%
Dell Technologies, Cl C	3.3%
Smurfit Westrock	3.3%
American International Group	3.1%
Unilever ADR	3.0%
Citigroup	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-876-6383
Updated Prospectus Web Address	https://www.brownadvisory.com/etf/sustainable-value-etf
C000270943
Shareholder Report [Line Items]
Fund Name	Brown Advisory International Value Select ETF
Class Name	Brown Advisory International Value Select ETF
Trading Symbol	BAIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Brown Advisory International Value Select ETF (the "Fund") for the period from February 25, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.brownadvisory.com/etf/international-value-select-etf. You can also request this information by contacting us at 1-877-876-6383.
Additional Information Phone Number	1-877-876-6383
Additional Information Website	https://www.brownadvisory.com/etf/international-value-select-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Brown Advisory International Value Select ETF	$5	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.60%
AssetsNet	$ 70,192,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 21
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,192	53	$21	2%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	5.3%
Brazil	2.0%
Hungary	2.0%
Israel	2.1%
Switzerland	2.9%
Spain	3.5%
Ireland	3.9%
United States	6.7%
Netherlands	9.8%
France	12.3%
Germany	14.0%
Japan	15.4%
United Kingdom	19.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Brenntag	3.6%
ICON	3.4%
Sanofi ADR	3.3%
Magnum Ice Cream	3.1%
British American Tobacco ADR	2.8%
AIB Group	2.4%
Fresenius Medical Care	2.4%
ABC-Mart	2.2%
Edenred	2.1%
Sumitomo Mitsui Trust Group	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-876-6383
Updated Prospectus Web Address	https://www.brownadvisory.com/etf/international-value-select-etf